May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Utilities Fund (the "Fund")
                  File Nos. 333-81209 and 811-09397

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Shares Prospectus and Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 3 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000394).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0533.


                               Very truly yours,

                               /s/ Jennifer A. English
                               Jennifer A. English
                               Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd